Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 192.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 24.0%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~		$6,387	$6,222
Al Convoy (Luxembourg) SARL 4.650% (LIBOR03M + 3.500%) due 01/17/2027 ~		154	152
Ancestry.com Operations, Inc.
4.400% (LIBOR03M + 4.250%) due 08/27/2026 ~		193	193
4.750% (LIBOR03M + 3.750%) due 10/19/2023 ~		298	298
Banijay Entertainment S.A.S 3.907% (LIBOR03M + 3.750%) due 03/01/2025 «~		31	30
Cablevision Lightpath LLC TBD% due 09/16/2027		1,000	994
Caesars Resort Collection LLC
2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~		17,385	16,340
4.647% - 4.772% (LIBOR03M + 4.500%) due 07/21/2025 ~		3,154	3,062
Carnival Corp.
7.500% (EUR003M + 7.500%) due 06/30/2025 ~	EUR	2,594	3,017
8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		$1,696	1,720
Clay Holdco BV 4.000% (EUR003M + 4.000%) due 10/30/2025 ~	EUR	1,752	2,013
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		$1,197	1,197
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		9,555	8,594
DTEK Holdings Ltd. TBD% due 08/01/2026 «	EUR	2,117	1,429
DTEK Investments Ltd. 5.147% (LIBOR03M + 5.000%) due 06/30/2023 «~		$5,846	3,366
Emerald TopCo, Inc. 3.761% (LIBOR03M + 3.500%) due 07/24/2026 ~		178	172
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~		51,298	36,998
EyeCare Partners LLC
3.750% due 02/18/2027 µ		23	21
3.897% (LIBOR03M + 3.750%) due 02/18/2027 ~		96	91
Forest Park 5.780% due 12/11/2024 «		568	626
Froneri International PLC 2.397% (LIBOR03M + 2.250%) due 01/31/2027 ~		240	232
Frontier Communications Corp. 6.000% (PRIME + 2.750%) due 06/15/2024 ~		12,984	12,821
Ingersoll Rand Co. Ltd. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~		108	104
Innophos, Inc. 3.897% (LIBOR03M + 3.750%) due 02/07/2027 «~		46	45
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		188	192
8.000% (PRIME + 4.750%) due 11/27/2023 ~		200	202
Jefferies Finance LLC 3.397% - 3.438% (LIBOR03M + 3.250%) due 06/03/2026 ~		41	40
LOPM 39 DE LLC 0.500% - 5.750% (LIBOR03M + 4.000%) due 06/03/2026 «~		35,000	33,796
McDermott Technology Americas, Inc.
3.147% (LIBOR03M + 3.000%) due 06/30/2024 «~		569	498
4.147% (LIBOR03M + 4.000%) due 06/30/2025 ~		2,244	1,829
Merrill Lynch Mortgage Investors Trust 8.000% due 12/01/2020 «(m)		36,961	36,329
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~		19	19
Milano Acquisition Corp. TBD% due 08/13/2027		2,400	2,381
NCI Building Systems, Inc. 3.901% (LIBOR03M + 3.750%) due 04/12/2025 ~		39	39
Neiman Marcus Group Ltd. LLC
13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~		14,323	14,765
Ortho-Clinical Diagnostics S.A. 3.406% (LIBOR03M + 3.250%) due 06/30/2025 ~		6,537	6,278
Otterham Property Finance Designated Activity Co. 3.000% (EUR003M + 3.000%) due 09/03/2026 «~(m)(o)	EUR	35,377	40,338
Park Springs Apartments 7.000% due 02/01/2023 «		$1,803	1,933
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~		94	94

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

Preylock Reitman Santa Cruz Mezz LLC TBD% (LIBOR03M + 5.500%) due 11/09/2022 «~(m)		7,900	7,613
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(m)(o)	EUR	39,201	44,698
PUG LLC 3.647% (LIBOR03M + 3.500%) due 02/12/2027 ~		$72	64
Refinitiv U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	992	1,151
3.397% (LIBOR03M + 3.250%) due 10/01/2025 ~		$793	786
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		23,521	22,434
Sequa Mezzanine Holdings LLC (5.000% Cash and 6.750% PIK) 11.750% (LIBOR03M + 4.000%) due 04/28/2024 «~(d)		18,316	14,653
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		267	266
Starfruit Finco BV 3.151% (LIBOR03M + 3.000%) due 10/01/2025 ~		273	264
Summer (BC) Holdco B SARL 5.001% (LIBOR03M + 4.750%) due 12/04/2026 ~		7,075	6,827
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		14,028	10,930
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~		169	165
Valaris PLC TBD% due 08/17/2021 «		35	35
Walgreens
5.861% due 02/01/2025 «		1,082	1,200
6.000% due 03/06/2030 «		758	941
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		948	901
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		6,645	3,876
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		7,135	6,925
Zayo Group Holdings, Inc. 3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~		498	484
Total Loan Participations and Assignments (Cost $373,281)			362,683
CORPORATE BONDS & NOTES 53.0%
BANKING & FINANCE 16.5%
Ally Financial, Inc.
8.000% due 11/01/2031 (o)		88	121
8.000% due 11/01/2031		2	3
Ambac LSNI LLC 6.000% due 02/12/2023 •(o)		9,670	9,682
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,300	379
Bank of Nova Scotia 4.900% due 06/04/2025 •(k)(l)(o)		$14,995	15,557
Barclays PLC
3.250% due 01/17/2033	GBP	100	138
5.875% due 09/15/2024 •(k)(l)(o)		1,200	1,494
6.375% due 12/15/2025 •(k)(l)		650	833
7.125% due 06/15/2025 •(k)(l)(o)		4,100	5,530
7.250% due 03/15/2023 •(k)(l)(o)		6,585	8,689
7.750% due 09/15/2023 •(k)(l)(o)		$2,410	2,491
7.875% due 09/15/2022 •(k)(l)(o)	GBP	2,000	2,640
8.000% due 06/15/2024 •(k)(l)		$250	266
CBL & Associates LP
4.600% due 10/15/2024 ^(e)		4	2
5.950% due 12/15/2026 ^(e)(o)		10,231	3,865
CIT Group, Inc. 5.000% due 08/15/2022 (o)		1,000	1,033
Corestate Capital Holding S.A. 3.500% due 04/15/2023 (o)	EUR	3,600	3,515
Credit Suisse Group AG
7.250% due 09/12/2025 •(k)(l)(o)		$200	217
7.500% due 07/17/2023 •(k)(l)(o)		200	212
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025 (o)		433	390
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		69	62
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	6	7
ESH Hospitality, Inc. 4.625% due 10/01/2027 (o)		$97	95
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030 (o)		5,300	5,757
Farringdon Mortgages 4.280% due 07/15/2047	GBP	5,675	5,493
Ford Motor Credit Co. LLC
3.200% due 01/15/2021 (o)		$1,000	1,000
3.350% due 11/01/2022 (o)		300	296

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

3.470% due 04/05/2021 (o)		400	400
5.085% due 01/07/2021 (o)		1,000	1,004
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (o)		471	464
GE Capital Funding LLC 4.400% due 05/15/2030 (o)		2,200	2,369
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (o)		300	318
Genworth Mortgage Holdings, Inc. 6.500% due 08/15/2025 (o)		3,400	3,560
GLP Capital LP 4.000% due 01/15/2031 (o)		1,000	1,043
Highwoods Realty LP 3.050% due 02/15/2030 (o)		100	104
HSBC Holdings PLC
4.750% due 07/04/2029 •(k)(l)	EUR	300	348
5.875% due 09/28/2026 •(k)(l)(o)	GBP	1,600	2,091
6.000% due 09/29/2023 •(k)(l)	EUR	570	706
6.500% due 03/23/2028 •(k)(l)(o)		$340	361
Hunt Cos., Inc. 6.250% due 02/15/2026		14	13
ING Groep NV 5.750% due 11/16/2026 •(k)(l)(o)		600	624
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	853	1,083
Kilroy Realty LP 3.050% due 02/15/2030 (o)		$100	105
Ladder Capital Finance Holdings LLP 4.250% due 02/01/2027		71	62
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(k)(l)(o)		1,910	2,035
7.625% due 06/27/2023 •(k)(l)(o)	GBP	200	269
7.875% due 06/27/2029 •(k)(l)(o)		10,084	15,013
MGIC Investment Corp. 5.250% due 08/15/2028 (o)		$3,028	3,139
Natwest Group PLC 8.000% due 08/10/2025 •(k)(l)(o)		6,325	7,035
Navient Corp.
5.625% due 01/25/2025		139	129
5.875% due 03/25/2021 (o)		1,400	1,413
6.150% due 03/10/2021 (o)		600	599
6.625% due 07/26/2021 (o)		200	203
7.250% due 09/25/2023 (o)		9,526	9,877
OneMain Finance Corp. 6.875% due 03/15/2025 (o)		4,125	4,585
Piper Jaffray Cos.
4.740% due 10/15/2021 (o)		800	800
5.200% due 10/15/2023 (o)		2,900	2,907
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(k)(l)(o)	GBP	11,766	16,014
7.375% due 06/24/2022 •(k)(l)(o)		5,871	7,910
Societe Generale S.A.
6.750% due 04/06/2028 •(k)(l)(o)		$200	209
7.375% due 10/04/2023 •(k)(l)(o)		700	721
Spirit Realty LP 3.400% due 01/15/2030 (o)		100	99
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	94	159
5.661% due 10/13/2041		98	169
5.744% due 04/13/2040 (o)		109	187
5.801% due 10/13/2040 (o)		457	792
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (h)		$102,200	30,238
TP ICAP PLC 5.250% due 05/29/2026	GBP	100	144
Trust Fibra Uno
4.869% due 01/15/2030 (o)		$1,100	1,109
6.390% due 01/15/2050 (o)		2,900	2,900
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	7,972	10,691
7.395% due 03/28/2024		2,181	2,948
Uniti Group LP 7.875% due 02/15/2025 (o)		$31,779	33,725
Uniti Group, Inc. 6.000% due 04/15/2023 (o)		2,000	2,015
VEREIT Operating Partnership LP 4.625% due 11/01/2025 (o)		100	111
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (o)		13,205	6,603
			249,170
INDUSTRIALS 29.6%
AA Bond Co. Ltd. 2.875% due 07/31/2043 (o)	GBP	8,893	11,442

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

Aker BP ASA 3.750% due 01/15/2030 (o)	$175	170
Albertsons Cos., Inc.
4.625% due 01/15/2027	19	19
4.875% due 02/15/2030	38	40
Altice Financing S.A. 7.500% due 05/15/2026 (o)	7,450	7,895
Altice France S.A. 7.375% due 05/01/2026 (o)	1,327	1,392
Arconic Corp. 6.000% due 05/15/2025 (o)	700	749
Associated Materials LLC 9.000% due 09/01/2025 (o)	6,332	6,633
B.C. Unlimited Liability Co. 4.375% due 01/15/2028	39	40
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)(o)	149	111
Boeing Co.
5.040% due 05/01/2027 (o)	876	964
5.150% due 05/01/2030 (o)	1,535	1,724
5.705% due 05/01/2040 (o)	2,172	2,546
5.805% due 05/01/2050 (o)	2,179	2,638
5.930% due 05/01/2060 (o)	3,679	4,567
Bombardier, Inc.
5.750% due 03/15/2022 (o)	100	97
6.000% due 10/15/2022 (o)	804	747
6.125% due 01/15/2023 (o)	4,113	3,521
7.500% due 12/01/2024 (o)	2,678	2,062
7.500% due 03/15/2025 (o)	3,513	2,644
7.875% due 04/15/2027 (o)	4,227	3,212
8.750% due 12/01/2021 (o)	122	124
BRF S.A. 5.750% due 09/21/2050 (o)	1,000	995
Broadcom, Inc.
4.150% due 11/15/2030 (o)	1,350	1,519
4.300% due 11/15/2032 (o)	1,858	2,123
Cablevision Lightpath LLC
3.875% due 09/15/2027 (o)	1,000	1,002
5.625% due 09/15/2028 (o)	1,000	1,018
Caesars Entertainment, Inc. 6.250% due 07/01/2025 (o)	6,300	6,576
Camelot Finance S.A. 4.500% due 11/01/2026	13	13
CCO Holdings LLC
4.500% due 08/15/2030 (o)	339	356
4.750% due 03/01/2030 (o)	326	346
Charter Communications Operating LLC 4.800% due 03/01/2050 (o)	402	462
Citrix Systems, Inc. 3.300% due 03/01/2030 (o)	156	167
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (o)	388	377
Community Health Systems, Inc.
6.250% due 03/31/2023 (o)	22,211	21,739
6.625% due 02/15/2025 (o)	2,586	2,508
8.000% due 03/15/2026 (o)	5,637	5,541
8.625% due 01/15/2024 (o)	5,585	5,568
Connect Finco SARL 6.750% due 10/01/2026 (o)	104	104
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025 (o)	131	129
Corning, Inc. 5.450% due 11/15/2079 (o)	141	180
DaVita, Inc. 3.750% due 02/15/2031 (o)	2,009	1,941
Dell International LLC 6.200% due 07/15/2030 (o)	100	120
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024 (o)	367	367
Delta Air Lines, Inc.
7.000% due 05/01/2025 (o)	8,600	9,454
7.375% due 01/15/2026 (o)	3,788	3,976
Diamond Resorts International, Inc. 7.750% due 09/01/2023 (o)	1,248	1,202
Diebold Nixdorf, Inc. 9.375% due 07/15/2025 (o)	3,700	3,913
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (o)	7,261	7,296
Energizer Holdings, Inc. 4.750% due 06/15/2028 (o)	600	622
Energy Transfer Operating LP
3.750% due 05/15/2030 (o)	164	159
5.000% due 05/15/2050 (o)	149	137
Envision Healthcare Corp. 8.750% due 10/15/2026 (o)	2,557	1,185

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

Exela Intermediate LLC 10.000% due 07/15/2023		13	4
Expedia Group, Inc.
4.625% due 08/01/2027 (o)		1,800	1,894
6.250% due 05/01/2025 (o)		4,500	4,965
7.000% due 05/01/2025 (o)		2,100	2,273
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (o)		1,150	1,105
6.875% due 03/01/2026 (o)		768	742
6.875% due 10/15/2027 (c)		5,300	5,112
Fresh Market, Inc. 9.750% due 05/01/2023		50	45
Frontier Finance PLC 8.000% due 03/23/2022	GBP	4,050	5,404
Full House Resorts, Inc.
8.575% due 01/31/2024		$9,825	9,443
9.738% due 02/02/2024		830	798
Gap, Inc.
8.375% due 05/15/2023 (o)		1,500	1,660
8.625% due 05/15/2025 (o)		6,900	7,568
8.875% due 05/15/2027 (o)		3,600	4,099
General Electric Co.
4.350% due 05/01/2050 (o)		4,400	4,492
5.875% due 01/14/2038 (o)		22	26
6.150% due 08/07/2037 (o)		73	88
6.875% due 01/10/2039 (o)		21	27
Greene King Finance PLC 2.139% (BP0003M + 2.080%) due 03/15/2036 ~	GBP	200	191
iHeartCommunications, Inc. 8.375% due 05/01/2027 (o)		$854	843
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)(o)	EUR	200	236
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(o)		$682	722
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(o)		503	537
Illuminate Buyer LLC 9.000% due 07/01/2028 (o)		1,300	1,396
Innophos Holdings, Inc. 9.375% due 02/15/2028 (o)		248	265
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028 (o)		1,200	1,219
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)(o)		200	67
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)(o)		29,407	18,526
8.000% due 02/15/2024 (o)		658	669
8.500% due 10/15/2024 ^(e)(o)		23,492	15,209
9.750% due 07/15/2025 ^(e)(o)		3,268	2,146
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(e)(o)		12,151	577
Kraft Heinz Foods Co.
3.875% due 05/15/2027 (o)		3,212	3,428
4.250% due 03/01/2031 (o)		3,212	3,530
5.500% due 06/01/2050 (o)		3,212	3,688
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023 (o)		600	610
L Brands, Inc.
6.625% due 10/01/2030		2,300	2,346
9.375% due 07/01/2025 (o)		1,800	2,068
Leviathan Bond Ltd. 5.750% due 06/30/2023 (o)		1,800	1,858
Logan Merger Sub, Inc. 5.500% due 09/01/2027 (o)		2,300	2,339
Marriott International, Inc. 4.625% due 06/15/2030		90	97
Melco Resorts Finance Ltd. 5.375% due 12/04/2029 (o)		200	199
NCL Corp. Ltd.
3.625% due 12/15/2024 (o)		140	98
10.250% due 02/01/2026 (o)		9,600	10,032
12.250% due 05/15/2024 (o)		7,980	8,948
Netflix, Inc.
3.625% due 06/15/2030 (o)	EUR	300	382
3.875% due 11/15/2029 (o)		905	1,174
4.625% due 05/15/2029 (o)		300	408
4.875% due 06/15/2030 (o)		$200	228
5.375% due 11/15/2029 (o)		86	101
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(e)		486	119
Novasep Holding S.A.S. 8.000% due 05/31/2022 (o)	EUR	2,360	2,587
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~(o)		$4,100	3,651
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028 (o)		944	984

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

7.375% due 06/01/2025 (o)		386	393
Pacific Drilling SA 8.375% due 10/01/2023 (o)		794	130
Pan American Energy LLC 29.668% (BADLARPP + 0.000%) due 11/20/2020 ~	ARS	50,810	337
Par Pharmaceutical, Inc. 7.500% due 04/01/2027 (o)		$149	156
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(e)		440	13
6.000% due 05/16/2024 ^(e)		650	19
6.000% due 11/15/2026 ^(e)		430	13
Petroleos Mexicanos
2.750% due 04/21/2027 (o)	EUR	3,900	3,662
5.350% due 02/12/2028 (o)		$1,158	993
5.950% due 01/28/2031 (o)		7,930	6,605
6.350% due 02/12/2048 (o)		154	115
6.490% due 01/23/2027 (o)		130	122
6.500% due 03/13/2027 (o)		5,433	5,074
6.500% due 01/23/2029 (o)		998	894
6.750% due 09/21/2047 (o)		394	304
6.840% due 01/23/2030 (o)		5,190	4,626
6.950% due 01/28/2060		600	460
6.950% due 01/28/2060 (o)		462	354
7.690% due 01/23/2050 (o)		190	157
Platin 1426 GmbH
6.875% due 06/15/2023	EUR	400	472
6.875% due 06/15/2023 (o)		3,880	4,575
PM General Purchaser LLC 9.500% due 10/01/2028 (c)		$1,400	1,455
Prime Security Services Borrower LLC 3.375% due 08/31/2027 (o)		3,349	3,225
Prosus NV 2.031% due 08/03/2032 (o)	EUR	500	591
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023 (o)		$1,100	1,167
10.875% due 06/01/2023 (o)		4,500	5,038
11.500% due 06/01/2025 (o)		6,600	7,675
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030 (o)		1,732	1,954
Sabre GLBL, Inc. 7.375% due 09/01/2025 (o)		7,700	7,789
Seagate HDD Cayman 4.125% due 01/15/2031 (o)		700	756
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025 (o)		400	426
Southwest Airlines Co.
5.125% due 06/15/2027 (o)		2,500	2,728
5.250% due 05/04/2025 (o)		900	992
Spirit AeroSystems, Inc. 1.050% (US0003M + 0.800%) due 06/15/2021 ~		100	95
Standard Industries, Inc. 3.375% due 01/15/2031 (o)		4,950	4,895
Staples, Inc. 7.500% due 04/15/2026		18	17
TEGNA, Inc. 4.625% due 03/15/2028 (o)		359	352
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (o)		700	682
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023 (o)	EUR	400	436
2.800% due 07/21/2023 (o)		$4,580	4,388
6.000% due 01/31/2025	EUR	200	241
Topaz Solar Farms LLC
4.875% due 09/30/2039 (o)		$3,275	3,638
5.750% due 09/30/2039 (o)		30,249	35,395
TransDigm, Inc. 5.500% due 11/15/2027		88	85
Transocean Pontus Ltd. 6.125% due 08/01/2025 (o)		108	97
Transocean, Inc.
7.250% due 11/01/2025		346	99
7.500% due 01/15/2026		190	43
8.000% due 02/01/2027		254	72
TripAdvisor, Inc. 7.000% due 07/15/2025 (o)		4,300	4,491
Triumph Group, Inc.
5.250% due 06/01/2022		97	80
6.250% due 09/15/2024 (o)		137	117
8.875% due 06/01/2024 (o)		2,700	2,882
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (o)		113	120
United Group BV
3.125% due 02/15/2026 (o)	EUR	474	525
3.250% due 02/15/2026 •(o)		200	223
3.625% due 02/15/2028 (o)		500	553

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

Univision Communications, Inc.
5.125% due 02/15/2025 (o)		$890	845
6.625% due 06/01/2027 (o)		1,000	979
9.500% due 05/01/2025 (o)		900	967
Valaris PLC
5.750% due 10/01/2044 ^		257	16
7.750% due 02/01/2026 ^(e)		32	2
Vale Overseas Ltd.
6.875% due 11/21/2036 (o)		781	1,015
6.875% due 11/10/2039 (o)		275	362
ViaSat, Inc.
5.625% due 04/15/2027		18	19
6.500% due 07/15/2028 (o)		1,300	1,304
Viking Cruises Ltd. 13.000% due 05/15/2025 (o)		12,500	14,500
Western Midstream Operating LP
2.116% (US0003M + 1.850%) due 01/13/2023 ~		90	84
6.250% due 02/01/2050		60	56
Windstream Escrow LLC 7.750% due 08/15/2028 (o)		21,362	21,042
Wyndham Destinations, Inc.
3.900% due 03/01/2023 (o)		90	88
4.625% due 03/01/2030 (o)		87	84
5.650% due 04/01/2024		12	12
6.625% due 07/31/2026 (o)		3,100	3,253
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028 (o)		3,000	2,916
Wynn Macau Ltd.
5.125% due 12/15/2029 (o)		400	384
5.500% due 01/15/2026 (o)		200	197
5.625% due 08/26/2028 (o)		2,200	2,139
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	12,950	83
Zayo Group Holdings, Inc. 6.125% due 03/01/2028 (o)		$153	158
			448,956
UTILITIES 6.9%
AT&T, Inc.
3.500% due 06/01/2041 (o)		2,560	2,704
3.650% due 06/01/2051 (o)		4,014	4,074
3.850% due 06/01/2060 (o)		2,438	2,490
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030 (o)		200	200
CenturyLink, Inc. 4.000% due 02/15/2027 (o)		122	124
DTEK Finance PLC 10.750% due 12/31/2024 ^(e)		434	294
Edison International 5.750% due 06/15/2027 (o)		78	86
Frontier Communications Corp. 8.000% due 04/01/2027 (o)		142	142
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 ^(o)		315	291
6.350% due 12/01/2021 ^		28	26
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(o)		6,141	5,588
Pacific Gas & Electric Co.
3.150% due 01/01/2026 (o)		100	103
3.300% due 03/15/2027 (o)		3,661	3,737
3.300% due 12/01/2027 (o)		1,400	1,441
3.400% due 08/15/2024 (o)		539	564
3.450% due 07/01/2025 (o)		3,852	4,036
3.500% due 06/15/2025 (o)		1,753	1,847
3.750% due 02/15/2024 (o)		265	278
3.750% due 07/01/2028 (o)		3,852	4,010
3.750% due 08/15/2042		26	24
3.850% due 11/15/2023 (o)		797	841
4.000% due 12/01/2046		4	4
4.250% due 08/01/2023 (o)		1,642	1,750
4.250% due 03/15/2046 (o)		2,555	2,472
4.300% due 03/15/2045		34	33
4.450% due 04/15/2042 (o)		900	902
4.500% due 07/01/2040 (o)		5,139	5,241
4.500% due 12/15/2041 (o)		368	363
4.550% due 07/01/2030 (o)		9,178	9,969
4.600% due 06/15/2043		20	20
4.650% due 08/01/2028 (o)		1,277	1,388
4.750% due 02/15/2044 (o)		1,659	1,700
4.950% due 07/01/2050 (o)		10,078	10,816
Rio Oil Finance Trust
8.200% due 04/06/2028 (o)		6,608	7,120
9.250% due 07/06/2024 (o)		3,991	4,360
Southern California Edison Co.
2.850% due 08/01/2029 (o)		30	32

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

3.650% due 02/01/2050 (o)		60	63
5.950% due 02/01/2038 (o)		100	127
Sprint Communications, Inc. 6.000% due 11/15/2022 (o)		194	209
Sprint Corp.
7.125% due 06/15/2024 (o)		600	691
7.625% due 02/15/2025 (o)		7,612	8,920
7.625% due 03/01/2026 (o)		4,832	5,846
7.875% due 09/15/2023 (o)		7,422	8,518
Talen Energy Supply LLC 6.625% due 01/15/2028		46	45
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (o)		148	119
Transocean Sentry Ltd. 5.375% due 05/15/2023 (o)		100	68
			103,676
Total Corporate Bonds & Notes (Cost $810,860)			801,802
CONVERTIBLE BONDS & NOTES 0.8%
BANKING & FINANCE 0.2%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	3,000	2,884
INDUSTRIALS 0.6%
NCL Corp. Ltd. 6.000% due 05/15/2024 (o)		$4,000	5,871
Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023 (o)		3,200	3,750
			9,621
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)		16	2
Total Convertible Bonds & Notes (Cost $9,903)			12,507
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035		10	11
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		5	5
			16
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		120	121
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		1,200	66
7.467% due 06/01/2047		65	69
			135
Total Municipal Bonds & Notes (Cost $287)			272
U.S. GOVERNMENT AGENCIES 2.6%
Freddie Mac
0.000% due 02/25/2046 (b)(h)(o)		9,401	8,896
0.100% due 02/25/2046 (a)(o)		76,977	11
0.100% due 02/25/2046 (a)		19,701	6
0.700% due 11/25/2055 ~(a)(o)		65,631	4,804
2.079% due 11/25/2045 ~(a)		24,637	2,993
3.902% due 07/15/2035 •(o)		10,325	10,487
4.652% due 07/15/2035 •(o)		11,800	12,044
6.498% due 08/15/2026 •(a)		3,141	361
Total U.S. Government Agencies (Cost $39,526)			39,602
NON-AGENCY MORTGAGE-BACKED SECURITIES 48.3%
280 Park Avenue Mortgage Trust 2.979% due 09/15/2034 •		11,733	11,122
Adjustable Rate Mortgage Trust
0.688% due 02/25/2036 •		53	38
1.148% due 10/25/2035 •		2,543	2,337
1.168% due 11/25/2035 •		446	372
1.298% due 01/25/2035 •(o)		3,468	3,228

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

1.948% due 02/25/2035 •	1,808	1,683
Anthracite Ltd. 5.678% due 06/20/2041	6,767	714
Ashford Hospitality Trust
1.602% due 06/15/2035 •(o)	10,000	9,328
2.002% due 06/15/2035 •	3,000	2,726
2.252% due 04/15/2035 •(o)	2,000	1,834
Atrium Hotel Portfolio Trust 1.802% due 12/15/2036 •(o)	8,800	7,988
BAMLL Re-REMIC Trust 6.011% due 06/17/2050 ~	3,000	1,417
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	649	673
Banc of America Funding Trust
0.325% due 10/25/2036 •	17,342	5,838
0.385% due 08/25/2047 ^~	2,001	1,577
6.000% due 07/25/2036	852	802
8.576% due 02/27/2037 ~(o)	2,487	2,459
Banc of America Mortgage Trust
3.531% due 06/25/2034 ~	274	227
3.612% due 07/20/2032 ~	152	145
Bancorp Commercial Mortgage Trust 3.902% due 08/15/2032 •(o)	4,100	3,887
Barclays Commercial Mortgage Securities Trust 2.543% due 07/15/2037 •(o)	5,581	4,913
BCAP LLC Trust
0.569% due 05/26/2037 ~	2,347	1,769
3.280% due 08/28/2037 ~(o)	10,991	7,425
6.500% due 06/26/2037 ~	2,151	1,005
Bear Stearns Commercial Mortgage Securities Trust
5.300% due 05/11/2039 ~	2,648	2,687
5.657% due 10/12/2041 ~	765	783
BHP Trust 2.720% due 08/15/2036 •	8,000	7,293
Braemar Hotels & Resorts Trust 1.402% due 06/15/2035 •(o)	3,375	3,048
BX Trust 3.302% due 07/15/2034 •(o)	10,200	10,069
CD Mortgage Trust 5.688% due 10/15/2048 (o)	4,382	2,530
Chase Mortgage Finance Trust 3.650% due 03/25/2037 ^~	74	72
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.518% due 01/25/2036 •	4,677	2,724
Churchill Capital Corp. 6.000% due 09/30/2027 «(m)	10,600	10,104
Citigroup Commercial Mortgage Trust
5.482% due 10/15/2049 (o)	6,501	6,183
5.773% due 12/10/2049 ~	1,493	904
Citigroup Mortgage Loan Trust
3.179% due 11/25/2036 ~	740	616
3.970% due 07/25/2049 ~(o)	3,750	3,746
4.250% due 02/25/2054 (o)	13,555	13,556
6.000% due 08/25/2035	3,169	2,690
Citigroup Mortgage Loan Trust, Inc. 3.023% due 08/25/2035 ~	3,328	3,048
Commercial Mortgage Loan Trust 6.258% due 12/10/2049 ~(o)	9,780	4,448
Commercial Mortgage Trust
1.380% due 10/10/2048 ~(a)	28,636	1,493
5.701% due 06/10/2044 ~(o)	1,849	1,848
Countrywide Alternative Loan Trust
0.338% due 07/25/2046 ^•(o)	2,646	2,452
0.358% due 05/25/2047 •(o)	6,689	4,349
0.388% due 12/25/2046 ^•	502	334
0.398% due 10/25/2046 •(o)	619	604
0.546% due 12/20/2035 •	1,091	498
6.768% due 02/25/2035 ~	397	144
Countrywide Home Loan Mortgage Pass-Through Trust
0.848% due 05/25/2035 •(o)	5,664	3,464
0.848% due 05/25/2035 •	4,829	3,125
3.077% due 09/20/2036 ~	154	142
Credit Suisse Commercial Mortgage Trust
5.457% due 02/15/2040 ~	12,605	2,222
5.530% due 01/15/2049 ^~(e)	2,500	3,525
5.869% due 09/15/2040 ~	137	336
Credit Suisse First Boston Mortgage Securities Corp.
3.692% due 12/25/2033 ~	594	564
4.965% due 02/15/2038 ~	3,173	3,122
4.981% due 07/15/2037 ~	66	66
5.100% due 08/15/2038 ~(o)	1,437	1,362
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032	1,045	778
Credit Suisse Mortgage Capital Certificates
0.325% due 10/27/2036 •(o)	18,683	14,011
0.676% due 11/30/2037 ~(o)	4,443	4,051

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

3.388% due 11/27/2037 ~(o)		5,422	5,103
16.448% due 06/27/2037 ~		834	515
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 07/25/2036		568	288
Credit Suisse Mortgage Capital Trust 3.303% due 07/10/2034 ~(o)		9,893	9,820
CTDL Trust
3.000% due 05/25/2055 ~(o)		14,020	14,096
4.750% due 05/25/2055 ~(o)		894	870
DBWF Mortgage Trust 2.556% due 12/19/2030 •(o)		5,000	4,609
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 3.557% due 09/28/2036 ~(o)		5,250	4,523
Dssv SARL 3.000% due 10/15/2024 «•(o)	EUR	45,368	52,260
European Residential Loan Securitisation DAC
1.974% due 03/24/2063 •		500	570
2.974% due 03/24/2063 •		1,100	1,254
Eurosail PLC
0.352% due 03/13/2045 •		250	233
0.859% due 12/15/2044 •(o)	GBP	4,614	5,001
1.410% due 06/13/2045 •(o)		5,421	5,742
3.560% (BP0003M + 3.500%) due 06/13/2045 ~(o)		2,218	2,622
4.060% due 06/13/2045 •		1,781	2,012
Exantas Capital Corp.
3.675% due 04/17/2037 •(o)		$5,000	5,011
4.075% due 04/17/2037 •(o)		5,000	5,011
4.425% due 04/17/2037 •(o)		5,000	5,011
5.675% due 04/17/2037 •(o)		3,000	3,016
Finsbury Square PLC
0.000% due 06/16/2070 •(o)	GBP	1,800	2,363
0.000% due 06/16/2070 •		1,000	1,335
Fremont Home Loan Trust 2.248% due 01/25/2034 •		$1,883	1,668
GCAT LLC 3.721% due 06/25/2025 þ(o)		28,076	28,140
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038 (o)		1,418	1,552
GMAC Commercial Mortgage Securities, Inc. Trust 5.349% due 11/10/2045 ~		566	551
GS Mortgage Securities Corp. Trust
1.802% due 12/15/2036 •(o)		4,315	3,988
4.744% due 10/10/2032 ~(o)		5,820	5,161
GS Mortgage Securities Trust
0.000% due 07/25/2059 (b)(h)		147	146
0.000% due 07/25/2059 ~(a)		68,693	831
0.090% due 07/25/2059 ~(a)		63,125	257
3.500% due 07/25/2059 ~(o)		3,453	3,632
3.875% due 07/25/2059 ~(o)		11,327	9,971
3.875% due 07/25/2059 ~		1,081	943
5.622% due 11/10/2039		2,132	1,475
GSMSC Resecuritization Trust 4.072% due 09/26/2037 ~(o)		36,246	17,069
HarborView Mortgage Loan Trust
0.396% due 12/19/2036 ^•(o)		4,139	3,808
0.816% due 03/19/2035 •(o)		3,149	2,142
Hawksmoor Mortgage Funding PLC 3.562% due 05/25/2053 •	GBP	3,166	4,027
Hilton Orlando Trust 1.452% due 12/15/2034 •(o)		$5,300	4,874
Hilton USA Trust 4.333% due 11/05/2038 ~		2,300	2,348
Homeward Opportunities Fund Trust
2.635% due 05/25/2065 ~(o)		5,400	5,561
3.196% due 05/25/2065 ~(o)		5,400	5,610
3.897% due 05/25/2065 ~(o)		6,600	6,857
5.450% due 05/25/2065 ~(o)		6,600	6,857
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (o)		7,972	4,408
InTown Hotel Portfolio Trust
2.202% due 01/15/2033 •(o)		1,069	1,038
3.252% due 01/15/2033 •		250	246
J.P. Morgan Chase Commercial Mortgage Securities Trust 3.881% due 01/05/2031 ~		9,450	9,004
JPMorgan Chase Commercial Mortgage Securities Trust
2.410% due 06/15/2035 •(o)		3,576	3,401
3.500% due 07/15/2047 ~		10,000	1,718
5.411% due 05/15/2047		10,058	11,646
5.438% due 01/15/2049 ~		13,096	2,015
5.503% due 01/15/2049 ~		683	105
5.623% due 05/12/2045		1,138	1,020
5.855% due 06/12/2043 ~		2,125	2,131
5.885% due 06/12/2043 ~		3,172	1,955
6.011% due 06/15/2049 ~(o)		15,741	7,018
JPMorgan Mortgage Trust 3.443% due 06/25/2036 ^~		12	11

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

JPMorgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)		8,475	2,418
KeyCorp Student Loan Trust 0.000% due 01/01/2050 «		400	46,401
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^(o)		6,413	3,576
6.275% due 04/15/2041 ~		4,768	4,801
Mansard Mortgages PLC 3.582% due 10/15/2048 •	GBP	2,995	3,677
MASTR Adjustable Rate Mortgages Trust 3.410% due 04/25/2035 ~		$1,203	944
Merrill Lynch Mortgage Investors Trust 0.883% due 07/25/2029 •		859	809
MF1 Ltd. 3.152% due 07/15/2035 •(o)		11,000	10,379
MFA Trust
2.300% due 08/25/2049 ~(o)		1,937	1,952
3.071% due 08/25/2049 ~(o)		1,185	1,192
4.978% due 08/25/2049 ~(o)		6,143	6,185
Morgan Stanley Capital Trust
1.652% due 05/15/2036 •(o)		4,500	4,124
2.500% due 07/15/2053 (o)		1,499	1,286
5.495% due 11/14/2042 ~		7,500	5,966
6.215% due 06/11/2042 ~(o)		13,633	13,733
6.374% due 08/12/2041 ~		260	240
Morgan Stanley Resecuritization Trust 3.552% due 06/26/2046 ~(o)		7,731	6,120
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		77	75
Mortgage Funding PLC 3.260% due 03/13/2046 •	GBP	1,700	2,205
Motel 6 Trust 7.079% due 08/15/2024 •		$911	759
Natixis Commercial Mortgage Securities Trust
3.152% due 11/15/2034 •(o)		1,826	1,662
4.152% due 11/15/2034 •		792	669
4.193% due 04/10/2037 ~(o)		7,000	6,501
Nomura Resecuritization Trust
2.807% due 10/26/2036 •(o)		14,048	13,083
4.861% due 07/26/2035 ~		268	257
RBSSP Resecuritization Trust 0.875% due 10/26/2037 •		2,658	789
Residential Accredit Loans, Inc. Trust 6.000% due 01/25/2037 ^		220	214
Residential Asset Securitization Trust 5.750% due 03/25/2037 ^		1,977	1,126
Residential Mortgage Securities PLC 0.000% due 06/20/2070 •	GBP	4,150	5,388
Seasoned Credit Risk Transfer Trust
4.250% due 11/25/2059 ~		$5,400	5,305
6.108% due 11/25/2059 ~		10,298	4,121
Sequoia Mortgage Trust
0.606% due 10/20/2035 •		111	103
0.786% due 10/20/2035 •		251	224
0.806% due 07/20/2033 •		92	86
1.611% due 12/20/2032 •		351	296
Structured Adjustable Rate Mortgage Loan Trust
0.678% due 12/25/2034 •		2,090	1,446
0.798% due 10/25/2035 •(o)		5,181	4,184
Structured Asset Mortgage Investments Trust 0.358% due 09/25/2047 ^•(o)		2,833	2,920
TBW Mortgage-Backed Trust 6.330% due 09/25/2036 þ(o)		5,000	2,409
TDA Mixto Fondo de Titulizacion de Activos 0.000% due 12/28/2050 •	EUR	12,100	11,752
TDA Pastor 1 Fondo de Titulizacion de Activos 0.000% due 10/28/2050 •		31,043	20,556
Wachovia Bank Commercial Mortgage Trust 5.720% due 10/15/2048 ~(o)		$1,528	1,486
WaMu Mortgage Pass-Through Certificates Trust
1.048% due 04/25/2045 •(o)		9,724	7,135
1.153% due 07/25/2045 •(o)		16,456	10,752
1.789% due 05/25/2047 •		2,331	885
2.182% due 08/25/2046 •(o)		10,427	8,595
3.630% due 05/25/2035 ~		498	299
Wells Fargo Mortgage-Backed Securities Trust 3.085% due 08/25/2035 ~		1,472	1,052
Worldwide Plaza Trust 3.715% due 11/10/2036 ~(o)		10,500	10,295
Total Non-Agency Mortgage-Backed Securities (Cost $736,042)			731,379
ASSET-BACKED SECURITIES 41.1%
555 Post Street 7.000% due 11/01/2021 «		866	872

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

Acacia CDO 5 Ltd. 1.298% due 11/08/2039 •		29,250	14,786
Accredited Mortgage Loan Trust
0.438% due 02/25/2037 •(o)		5,235	3,540
6.000% due 10/25/2034 þ		1,863	1,716
ACE Securities Corp. Home Equity Loan Trust
0.428% due 04/25/2036 •(o)		7,247	5,772
0.793% due 12/25/2035 •(o)		2,765	2,316
1.108% due 08/25/2035 •		3,504	1,926
1.423% due 02/25/2035 •(o)		13,736	11,903
Aegis Asset-Backed Securities Trust 1.848% due 03/25/2035 •		3,100	622
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 3.298% due 09/25/2034 •		638	607
Alkali Europe SARL 3.000% due 05/15/2021 «•(o)	EUR	34,856	40,254
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.528% due 02/25/2036 •		$255	233
Avoca CLO DAC 0.000% due 10/15/2030 ~	EUR	2,250	1,458
Ballyrock CLO Ltd. 0.000% due 04/20/2031 ~		$29,803	12,935
Banco Bilbao Vizcaya Argentaria S.A. 0.146% due 03/22/2046 •	EUR	822	607
Bear Stearns Asset-Backed Securities Trust
0.348% due 08/25/2035 •		$9,673	9,147
0.798% due 08/25/2036 •(o)		3,612	2,448
Belle Haven ABS CDO Ltd. 0.526% due 07/05/2046 •		96,561	242
Bombardier Capital Mortgage Securitization Corp. 7.850% due 12/15/2029 ~		4,066	1,136
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(h)		6,994	6,686
Cardiff Auto Receivables Securitisation 2.306% due 09/16/2025 •(o)	GBP	1,700	2,155
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		$2,900	1,192
CDC Mortgage Capital Trust 2.698% due 06/25/2034 •		659	613
Cedar Funding CLO Ltd. 0.000% due 04/20/2031 ~		12,000	7,969
Citigroup Mortgage Loan Trust 1.048% due 11/25/2045 •		2,756	1,904
Citigroup Mortgage Loan Trust, Inc. 1.288% due 02/25/2035 •		240	236
Conseco Finance Securitizations Corp.
7.150% due 05/01/2033 ~		1,757	1,721
8.260% due 12/01/2030 ~		16,114	6,884
8.850% due 12/01/2030 ~		19,044	6,893
Consumer Loan Underlying Bond Certificate Issuer Trust
25.747% due 10/15/2043 «~		5,408	4,821
25.847% due 12/15/2043 «~		6,783	5,946
Cornwallis 7.460% due 01/01/2022 «		155	162
Coronado CDO Ltd.
1.751% due 09/04/2038 •		2,188	1,263
6.000% due 09/04/2038		313	257
Countrywide Asset-Backed Certificates
0.468% due 02/25/2037 ^•		2,700	2,316
0.568% due 06/25/2036 •(o)		3,783	2,833
0.583% due 01/25/2045 ^•(o)		3,400	2,803
0.588% due 06/25/2036 •		2,017	1,935
0.638% due 04/25/2036 •		2,000	1,404
0.788% due 02/25/2036 •		2,298	1,487
0.988% due 01/25/2036 •		3,291	2,484
Countrywide Asset-Backed Certificates Trust
2.023% due 10/25/2035 •(o)		11,710	9,987
2.248% due 08/25/2035 •		3,371	2,307
Countrywide Asset-Backed Certificates Trust, Inc. 2.323% due 07/25/2034 •		132	133
Crecera Americas LLC 5.563% due 08/31/2021 «•		2,522	2,519
Credit Suisse First Boston Mortgage Securities Corp. 5.350% due 05/25/2035 þ(o)		978	866
Credit-Based Asset Servicing & Securitization LLC
5.783% due 12/25/2036 þ		1,800	1,973
6.767% due 05/25/2035 þ		2,321	1,937
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ(o)		2,618	2,033
Deutsche Mortgage & Asset Receiving Corp. Re-securitization Trust 0.000% due 12/26/2035 (h)(o)		1,634	1,030
ECAF Ltd. 3.473% due 06/15/2040		7,362	6,824
Flagship Credit Auto Trust
0.000% due 05/15/2025 «(h)		20	1,637
0.000% due 12/15/2025 «(h)		33	4,242

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

Fremont Home Loan Trust 0.468% due 02/25/2036 •(o)		9,900	6,668
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		161	138
Groupe Novasep 11.000% due 03/21/2022 «(m)		1,776	1,280
GSAMP Trust
0.428% due 05/25/2046 •		2,764	2,329
0.448% due 06/25/2036 •(o)		7,055	5,561
0.588% due 12/25/2035 •(o)		6,811	4,334
0.928% due 09/25/2035 •(o)		4,094	2,912
1.048% due 07/25/2045 •		1,277	884
1.398% due 03/25/2034 ^•(o)		3,953	3,539
1.873% due 08/25/2034 •		1,269	1,275
1.898% due 12/25/2034 •(o)		8,381	6,434
Harley Marine Financing LLC 7.869% due 05/15/2043 «		2,000	1,085
Harvest CLO DAC 0.000% due 05/22/2029 ~	EUR	2,000	1,138
Hout Bay Corp.
1.627% due 07/05/2041 •		$14,361	3,303
1.827% due 07/05/2041 •		8,111	588
1.957% due 07/05/2041 •		3,290	235
Huntington CDO Ltd. 1.041% due 11/05/2040 •		15,671	15,320
JPMorgan Mortgage Acquisition Trust
0.488% due 04/25/2036 •(o)		6,067	4,461
4.854% due 11/25/2036 þ		2,294	2,767
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		200	30,944
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (o)		8,017	7,247
Lakeside CDO Ltd/Lakeside CDO, Inc.
1.340% due 01/03/2040 •		17,530	7,691
1.340% due 01/04/2040 •		23,455	10,301
LNR CDO Ltd. 0.425% due 02/28/2043 •		3,289	376
Long Beach Mortgage Loan Trust
0.338% due 02/25/2036 •		159	136
1.063% due 08/25/2035 •		1,550	1,298
1.273% due 06/25/2035 •(o)		15,016	12,257
2.023% due 04/25/2035 •(o)		4,334	3,592
M360 Advisors LLC 6.121% due 07/24/2028 (o)		8,350	8,347
Man GLG Euro CLO DAC 0.000% due 10/15/2030 ~	EUR	1,762	975
Marlette Funding Trust
0.000% due 07/17/2028 «(h)		$10	1,018
0.000% due 04/16/2029 «(h)		12	1,749
0.000% due 07/16/2029 «(h)		4	588
0.000% due 03/15/2030 «(h)		11	2,551
MASTR Asset-Backed Securities Trust
0.763% due 01/25/2036 •(o)		8,855	8,352
5.998% due 12/25/2032 •(o)		480	324
Mercury CDO Ltd. 1.194% due 12/08/2040 •		9,400	8,098
Merrill Lynch Mortgage Investors Trust 1.018% due 05/25/2036 •(o)		7,664	6,155
Morgan Stanley ABS Capital, Inc. Trust
0.218% due 10/25/2036 •		265	173
0.853% due 11/25/2035 •(o)		5,817	4,870
5.773% due 09/25/2033 •		1,579	1,402
Morgan Stanley Capital, Inc. Trust 0.518% due 01/25/2036 •(o)		4,000	3,363
Morgan Stanley Home Equity Loan Trust 1.213% due 05/25/2035 •(o)		5,569	4,127
N-Star REL CDO Ltd. 0.593% due 02/01/2041 •		2,044	1,442
New Century Home Equity Loan Trust 0.618% due 02/25/2036 •(o)		7,000	5,673
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.558% due 11/25/2035 •(o)		11,976	7,447
1.228% due 09/25/2035 •(o)		3,000	2,421
NovaStar Mortgage Funding Trust 1.033% due 01/25/2036 •(o)		3,885	3,237
Orient Point CDO Ltd. 0.574% due 10/03/2045 •(o)		124,053	50,404
Palisades CDO Ltd. 1.208% due 07/22/2039 •		15,700	6,746
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.618% due 01/25/2035 ^•(o)		1,730	1,387
2.098% due 02/25/2035 •(o)		6,028	5,261
Plainfield Commons 7.330% due 03/01/2022 «		2,233	2,236
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •		4,200	3,150

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

Santander Consumer Auto Receivables Trust 0.000% due 08/15/2028 «(h)		30	4,357
Securitized Asset-Backed Receivables LLC Trust
1.123% due 12/25/2034 •(o)		1,227	1,128
1.123% due 04/25/2035 •(o)		2,854	2,211
SG Mortgage Securities Trust 0.328% due 02/25/2036 •(o)		5,426	3,910
Sierra Madre Funding Ltd.
0.534% due 09/07/2039 •		17,296	15,817
0.794% due 09/07/2039 •		16,000	2,163
1.034% due 09/07/2039 •		8,500	1,094
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(h)		15	1,780
0.000% due 09/18/2046 «(h)		10	5,123
0.000% due 10/15/2048 «(h)		15	8,270
0.000% due 09/15/2054 (a)(h)		7,138	14,652
SoFi Consumer Loan Program LLC
0.000% due 05/26/2026 «(h)		75	2,125
0.000% due 11/25/2026 «(h)		60	1,573
SoFi Professional Loan Program LLC
0.000% due 07/25/2040 «(h)		29	750
0.000% due 09/25/2040 (h)		4,400	1,520
South Coast Funding Ltd.
1.551% due 08/06/2039 •		26,710	12,299
3.751% due 08/06/2039 •		30,782	3
START Ireland 4.089% due 03/15/2044 (o)		3,034	2,858
Stillwater Place 5.428% due 06/01/2024 «		1,890	1,968
Structured Asset Securities Corp. 1.348% due 02/25/2035 •		414	375
Structured Asset Securities Corp. Mortgage Loan Trust
0.348% due 06/25/2037 •(o)		3,300	2,273
0.378% due 02/25/2037 •(o)		9,589	7,665
0.388% due 01/25/2037 •(o)		7,800	4,786
0.408% due 05/25/2047 •(o)		10,000	8,093
Summer Street Ltd. 0.498% due 12/06/2045 •		37,344	12,081
Terwin Mortgage Trust 3.902% due 07/25/2036 þ		456	390
Towd Point Mortgage Trust 5.500% due 11/25/2058 ~(o)		9,826	10,380
Wells Fargo Home Equity Asset-Backed Securities Trust 2.698% due 11/25/2035 •		250	233
Westridge Business 7.420% due 01/01/2022 «		598	626
Total Asset-Backed Securities (Cost $689,758)			622,064
SOVEREIGN ISSUES 2.9%
Argentina Government International Bond
1.000% due 08/05/2021 (j)(o)	ARS	3,125	21
15.500% due 10/17/2026 (o)		47,041	136
16.000% due 10/17/2023		868	3
29.406% (BADLARPP + 0.000%) due 10/04/2022 ~(o)		3,184	26
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~(o)		55,100	370
Argentine Republic Government International Bond
0.125% due 07/09/2030 þ		$230	96
0.125% due 07/09/2035 þ		805	303
0.125% due 01/09/2038 þ		16,591	7,113
0.125% due 07/09/2041 þ		3,177	1,267
1.000% due 07/09/2029		949	433
Autonomous City of Buenos Aires Argentina
32.858% (BADLARPP + 3.250%) due 03/29/2024 ~(o)	ARS	328,937	2,036
34.633% (BADLARPP + 5.000%) due 01/23/2022 ~		66,000	446
Dominican Republic International Bond
5.875% due 01/30/2060 (o)		$6,400	6,080
9.750% due 06/05/2026	DOP	300,400	5,441
Ghana Government International Bond
6.375% due 02/11/2027 (o)		$1,100	994
7.875% due 02/11/2035 (o)		1,100	932
8.750% due 03/11/2061		400	339
Provincia de Buenos Aires
33.378% due 04/12/2025 (o)	ARS	93,337	551
33.378% due 04/12/2025		25,911	153
33.497% due 05/31/2022 (o)		32,451	193
South Africa Government International Bond
4.850% due 09/30/2029 (o)		$2,200	2,105
5.750% due 09/30/2049 (o)		1,800	1,532
Turkey Government International Bond
3.250% due 06/14/2025	EUR	100	108
4.625% due 03/31/2025 (o)		2,200	2,523
5.200% due 02/16/2026 (o)		700	809
5.250% due 03/13/2030 (o)		$2,800	2,500
7.625% due 04/26/2029 (o)		2,400	2,477

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (o)		200	204
Ukraine Government International Bond
4.375% due 01/27/2030 (o)	EUR	3,304	3,174
7.750% due 09/01/2026 (o)		$1,400	1,396
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		85	7
8.250% due 10/13/2024 ^(e)		650	52
9.250% due 09/15/2027 ^(e)		65	5
Total Sovereign Issues (Cost $54,509)			43,825
		SHARES
COMMON STOCKS 2.6%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		725,704	726
iHeartMedia, Inc. «(f)		542	4
iHeartMedia, Inc. 'A' (f)		40,383	328
			1,058
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		1	0
FINANCIALS 1.0%
Associated Materials Group, Inc «(f)(m)		2,418,841	15,360
INDUSTRIALS 0.9%
McDermott International Ltd. (f)		992,452	2,382
Neiman Marcus Group Ltd. LLC «(f)(m)		178,186	11,056
Westmoreland Mining Holdings LLC «(f)(m)		63,729	478
			13,916
UTILITIES 0.6%
TexGen Power LLC «		273,307	9,292
Total Common Stocks (Cost $41,937)			39,626
WARRANTS 1.4%
COMMUNICATION SERVICES 0.1%
iHeartMedia, Inc. - Exp. 05/01/2039 «		263,015	1,870
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «		286,876	0
INFORMATION TECHNOLOGY 1.3%
Windstream Services LLC - Exp. 03/24/2021 «		1,366,281	18,636
Total Warrants (Cost $16,301)			20,506
PREFERRED SECURITIES 5.1%
BANKING & FINANCE 4.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(k)(l)(o)		2,500,000	2,933
Charles Schwab Corp. 5.375% due 06/01/2025 •(k)(o)		1,300	1,412
Nationwide Building Society 10.250% ~(o)		151,500	31,962
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (i)(k)(o)		20,003,000	28,006
			64,313
INDUSTRIALS 0.1%
General Electric Co. 5.000% due 01/21/2021 •(k)		299,000	239
Sequa Corp. (12.000% PIK) 12.000% «(d)		1,002	828
			1,067
UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(k)(m)		484,024	13,094

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

Total Preferred Securities (Cost $74,676)			78,474
REAL ESTATE INVESTMENT TRUSTS 0.4%
REAL ESTATE 0.4%
Uniti Group, Inc.		544,155	5,733
Total Real Estate Investment Trusts (Cost $3,444)			5,733
SHORT-TERM INSTRUMENTS 10.5%
REPURCHASE AGREEMENTS (n) 10.2%			154,788
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021 (j)(o)	ARS	61,861	421
ARGENTINA TREASURY BILLS 0.1%
23.478% due 10/13/2020 - 01/29/2021 (g)(h)		120,720	801
U.S. TREASURY BILLS 0.2%
0.091% due 10/08/2020 - 10/15/2020 (g)(h)(o)(q)		$3,723	3,723
Total Short-Term Instruments (Cost $159,982)			159,733
Total Investments in Securities (Cost $3,010,506)			2,918,206
Total Investments 192.7% (Cost $3,010,506)			$2,918,206
Financial Derivative Instruments (p)(r) 0.4%(Cost or Premiums, net $2,231)			5,569
Other Assets and Liabilities, net (93.1)%			(1,409,175)
Net Assets 100.0%			$1,514,600

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						When-issued security.
(d)						Payment in-kind security.
(e)						Security is not accruing income as of the date of this report.
(f)						Security did not produce income within the last twelve months.
(g)						Coupon represents a weighted average yield to maturity.
(h)						Zero coupon security.
(i)						Security becomes interest bearing at a future date.
(j)						Principal amount of security is adjusted for inflation.
(k)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)						Contingent convertible security.
(m)						RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC 7.000% due 10/20/2022					09/24/2020	$13,092	$13,094	0.87%
Associated Materials Group, Inc					08/24/2020	15,360	15,360	1.01
Churchill Capital Corp. 6.000% due 09/30/2027					07/10/2020	10,335	10,104	0.67
Groupe Novasep 11.000% due 03/21/2022					11/01/2019	1,732	1,280	0.09
Merrill Lynch Mortgage Investors Trust 8.000% due 12/01/2020					10/02/2018 - 11/14/2019	36,985	36,329	2.40
Neiman Marcus Group Ltd. LLC					09/25/2020	5,828	11,056	0.73
Otterham Property Finance Designated Activity Co. 3.000% due 09/03/2026					09/26/2019	38,599	40,338	2.66
Preylock Reitman Santa Cruz Mezz LLC TBD% due 11/09/2022					04/09/2018	8,097	7,613	0.50
Project Anfora Senior 2.750% due 10/01/2026					09/30/2019	42,637	44,698	2.95
Westmoreland Mining Holdings LLC					04/09/2018 - 08/31/2018	726	478	0.03
						$173,391	$180,350	11.91%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(n)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.110%	10/01/2020	10/02/2020	$54,400	U.S. Treasury Bonds 1.125% due 05/15/2040	$(55,351)	$54,400	$54,400
FICC	0.000	09/30/2020	10/01/2020	11,488	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(11,718)	11,488	11,488
JPS	0.110	09/30/2020	10/01/2020	41,700	U.S. Treasury Bonds 3.000% due 11/15/2044	(42,257)	41,700	41,700
NOM	0.110	09/30/2020	10/01/2020	47,200	U.S. Treasury Bonds 3.000% due 11/15/2044	(47,862)	47,200	47,200
Total Repurchase Agreements						$(157,188)	$154,788	$154,788

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	0.949%	08/05/2020	11/05/2020		$(12,969)	$(12,988)
	0.973	09/29/2020	03/17/2021		(2,389)	(2,389)
	1.049	08/05/2020	11/05/2020		(1,639)	(1,642)
	1.203	09/03/2020	03/04/2021		(3,487)	(3,491)
	1.403	09/03/2020	03/04/2021		(11,085)	(11,097)
BPS	(0.250)	09/08/2020	12/08/2020	EUR	(11,087)	(12,997)
	(0.250)	09/17/2020	12/08/2020		(196)	(229)
	0.050	09/04/2020	12/04/2020		(2,217)	(2,599)
	0.400	09/15/2020	10/20/2020		$(1,558)	(1,558)
	0.500	08/04/2020	TBD(3)		(83)	(84)
	0.520	09/09/2020	12/08/2020		(7,569)	(7,572)
	0.580	07/16/2020	10/16/2020	GBP	(978)	(1,264)
	0.700	09/15/2020	10/20/2020		$(5,648)	(5,650)
	0.750	09/02/2020	10/07/2020		(1,067)	(1,067)
	0.800	08/21/2020	10/23/2020		(9,638)	(9,646)
	0.800	08/25/2020	11/23/2020		(4,684)	(4,687)
	0.800	09/22/2020	10/27/2020		(10,506)	(10,508)
	0.850	09/15/2020	10/20/2020		(3,411)	(3,412)
	1.000	08/04/2020	TBD(3)		(9,980)	(9,992)
	1.504	02/12/2019	TBD(3)		(8,422)	(8,439)
	1.518	07/13/2020	10/16/2020		(2,671)	(2,680)
	1.553	08/19/2020	11/23/2020		(1,351)	(1,354)
	1.553	08/21/2020	11/24/2020		(6,422)	(6,434)
	1.599	08/06/2020	11/06/2020		(7,174)	(7,192)
BRC	0.500	07/29/2020	10/29/2020		(6,045)	(6,051)
	0.850	08/06/2020	TBD(3)		(1,864)	(1,866)
	0.880	08/25/2020	02/22/2021		(22,295)	(22,315)
	0.880	09/03/2020	02/22/2021		(7,138)	(7,143)
	0.900	08/11/2020	TBD(3)		(2,174)	(2,177)
	0.950	08/06/2020	TBD(3)		(1,560)	(1,563)
	1.215	07/31/2020	02/01/2021		(8,343)	(8,360)
	1.365	07/31/2020	02/01/2021		(8,938)	(8,960)
	1.400	09/08/2020	12/07/2020		(11,729)	(11,740)
	1.400	09/10/2020	12/07/2020		(10,327)	(10,335)
	1.441	09/01/2020	12/04/2020		(6,734)	(6,742)
	1.491	08/31/2020	12/01/2020		(3,700)	(3,705)
	1.817	07/28/2020	01/28/2021		(2,058)	(2,065)
	1.917	07/28/2020	01/28/2021		(1,269)	(1,273)
BYR	1.404	08/10/2020	03/31/2021		(7,797)	(7,815)
CDC	0.400	08/05/2020	TBD(3)		(450)	(451)
	0.400	09/14/2020	11/13/2020		(8,825)	(8,827)
	0.400	09/16/2020	11/16/2020		(752)	(752)
	0.400	09/18/2020	11/16/2020		(28,005)	(28,009)
	0.400	09/21/2020	10/26/2020		(394)	(394)
	0.450	09/01/2020	11/03/2020		(2,511)	(2,512)
CEW	0.800	09/04/2020	12/04/2020		(6,131)	(6,134)
	0.801	09/09/2020	12/08/2020		(4,697)	(4,699)
	0.846	08/31/2020	12/02/2020		(5,364)	(5,368)
	0.850	08/04/2020	10/05/2020		(824)	(825)
	0.850	09/15/2020	11/17/2020		(4,615)	(4,616)
	0.888	09/09/2020	03/08/2021		(2,600)	(2,602)
	0.900	08/03/2020	11/03/2020		(159)	(159)
	0.924	08/12/2020	10/13/2020		(3,089)	(3,093)
	0.925	09/15/2020	03/16/2021		(3,044)	(3,045)
	0.950	09/15/2020	11/17/2020		(5,464)	(5,466)
	1.024	08/12/2020	10/13/2020		(8,303)	(8,315)
	1.050	08/04/2020	10/05/2020		(6,655)	(6,666)
	1.075	09/15/2020	03/16/2021		(17,000)	(17,008)
	1.082	09/14/2020	03/15/2021		(12,645)	(12,652)
	1.125	09/23/2020	03/24/2021		(5,825)	(5,826)
	1.132	09/14/2020	03/15/2021		(9,444)	(9,450)
	1.325	09/23/2020	03/24/2021		(3,939)	(3,940)
CFR	(1.700)	09/15/2020	TBD(3)	EUR	(1,650)	(1,933)
	0.750	08/05/2020	TBD(3)		$(477)	(478)
	2.250	07/16/2020	02/23/2021	EUR	(92,674)	(109,180)
	2.250	07/29/2020	02/23/2021		(27,453)	(32,334)
CSG	0.650	08/05/2020	TBD(3)		$(3,906)	(3,910)
	0.650	09/30/2020	TBD(3)		(2,595)	(2,595)
	0.900	08/27/2020	TBD(3)		(21,152)	(21,171)
	0.950	08/05/2020	TBD(3)		(4,127)	(4,134)
DBL	(0.300)	09/14/2020	10/14/2020	EUR	(457)	(535)
	(0.150)	08/14/2020	11/16/2020		(323)	(379)
	0.000	09/14/2020	10/14/2020		(1,991)	(2,334)
	0.867	08/13/2020	11/16/2020	GBP	(1,476)	(1,907)
	0.917	08/13/2020	11/16/2020		(1,590)	(2,054)
	0.967	08/13/2020	11/16/2020		(3,438)	(4,442)
FOB	0.450	08/04/2020	TBD(3)		$(5,207)	(5,211)
	0.450	09/25/2020	TBD(3)		(1,973)	(1,973)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

	0.900	08/27/2020	TBD(3)		(38)	(38)
GLM	1.200	09/15/2020	11/17/2020		(23,871)	(23,883)
	1.323	09/24/2020	03/24/2021		(33,866)	(33,875)
	1.414	08/25/2020	02/24/2021		(10,089)	(10,104)
	1.673	07/16/2020	10/16/2020		(7,801)	(7,829)
	1.723	07/16/2020	10/16/2020		(775)	(778)
	2.052	07/01/2020	10/02/2020		(33,151)	(33,325)
GSC	0.750	09/16/2020	10/19/2020		(3,853)	(3,855)
IND	0.340	09/02/2020	12/02/2020		(2,742)	(2,743)
	0.410	09/01/2020	10/01/2020		(11,175)	(11,179)
	0.460	09/02/2020	12/02/2020		(2,000)	(2,001)
	0.470	09/01/2020	11/02/2020		(6,902)	(6,905)
	0.600	10/01/2020	03/30/2021		(10,827)	(10,827)
JML	(0.100)	07/17/2020	10/16/2020	EUR	(917)	(1,075)
	0.150	04/28/2020	TBD(3)		(2,614)	(3,066)
	0.400	09/09/2020	12/09/2020	GBP	(654)	(844)
	0.450	07/14/2020	10/14/2020		(10,036)	(12,962)
	0.450	07/15/2020	10/15/2020		(13,376)	(17,277)
	0.450	07/17/2020	10/16/2020		(4,300)	(5,554)
	0.450	08/17/2020	11/17/2020		(20,120)	(25,977)
	0.450	08/28/2020	11/30/2020		(3,042)	(3,926)
	1.150	09/09/2020	10/05/2020		$(5,751)	(5,755)
	1.542	08/04/2020	11/04/2020	GBP	(1,316)	(1,702)
MBC	(0.250)	09/17/2020	10/19/2020	EUR	(9,471)	(11,103)
	1.260	09/22/2020	11/23/2020		$(5,437)	(5,439)
	1.280	09/22/2020	11/23/2020		(6,344)	(6,346)
MEI	(0.100)	09/10/2020	10/09/2020	EUR	(3,455)	(4,050)
MSB	0.815	10/01/2020	03/31/2021		$(4,600)	(4,600)
	0.865	10/01/2020	03/31/2021		(4,500)	(4,500)
	0.965	10/01/2020	03/31/2021		(4,250)	(4,250)
	1.015	10/01/2020	03/31/2021		(2,400)	(2,400)
	1.149	08/24/2020	02/24/2021		(7,925)	(7,935)
MZF	1.814	07/24/2020	10/22/2020		(7,901)	(7,929)
NOM	0.550	09/25/2020	10/30/2020		(13,325)	(13,326)
	0.650	09/29/2020	10/29/2020		(1,802)	(1,802)
	0.750	09/25/2020	10/30/2020		(1,835)	(1,835)
	0.850	08/27/2020	TBD(3)		(1,357)	(1,358)
	0.850	09/23/2020	03/23/2021		(878)	(878)
	1.000	09/25/2020	10/30/2020		(3,688)	(3,688)
	1.200	08/27/2020	TBD(3)		(5,724)	(5,731)
RTA	0.806	08/24/2020	11/23/2020		(3,071)	(3,073)
SBI	1.323	09/16/2020	03/19/2021		(18,967)	(18,978)
	1.325	09/23/2020	03/22/2021		(4,699)	(4,701)
	1.349	09/17/2020	02/22/2021		(3,490)	(3,491)
	1.425	09/23/2020	03/22/2021		(3,865)	(3,866)
	1.487	08/14/2020	02/16/2021		(10,217)	(10,237)
	1.554	08/13/2020	11/16/2020		(11,625)	(11,650)
	1.588	08/17/2020	02/17/2021		(4,975)	(4,985)
	1.606	08/06/2020	02/05/2021		(6,137)	(6,152)
	1.615	08/03/2020	02/03/2021		(9,243)	(9,267)
	1.858	07/23/2020	10/21/2020		(1,040)	(1,044)
SCX	0.850	09/14/2020	10/16/2020		(2,061)	(2,062)
SOG	0.420	09/21/2020	10/26/2020		(346)	(346)
	0.420	09/24/2020	10/27/2020		(9,982)	(9,983)
	0.450	08/05/2020	TBD(3)		(650)	(651)
	0.550	07/30/2020	10/29/2020		(2,656)	(2,658)
	0.550	08/20/2020	10/29/2020		(992)	(993)
	0.620	09/24/2020	10/27/2020		(428)	(428)
	0.620	09/30/2020	10/30/2020		(13,832)	(13,832)
	0.620	10/02/2020	11/04/2020		(1,414)	(1,414)
	0.650	09/17/2020	10/22/2020		(5,434)	(5,436)
	0.650	09/21/2020	10/26/2020		(11,646)	(11,648)
	0.650	09/22/2020	10/23/2020		(5,181)	(5,182)
	0.650	09/22/2020	10/27/2020		(40,848)	(40,854)
	0.700	07/15/2020	TBD(3)		(5,134)	(5,141)
	0.700	07/21/2020	TBD(3)		(3,372)	(3,376)
	0.700	07/22/2020	TBD(3)		(8,172)	(8,184)
	0.700	08/05/2020	TBD(3)		(9,255)	(9,265)
	0.700	08/28/2020	10/02/2020		(1,483)	(1,484)
	0.700	08/28/2020	TBD(3)		(2,548)	(2,550)
	0.700	09/25/2020	TBD(3)		(18,378)	(18,380)
	0.820	09/09/2020	12/08/2020		(5,718)	(5,721)
	0.830	08/19/2020	10/21/2020		(18,501)	(18,520)
	0.830	08/20/2020	10/22/2020		(384)	(384)
	0.860	09/25/2020	03/25/2021		(26,629)	(26,632)
	0.870	09/11/2020	01/07/2021		(860)	(860)
	0.870	09/11/2020	01/15/2021		(855)	(855)
	0.870	09/11/2020	03/10/2021		(11,946)	(11,952)
	0.870	09/16/2020	03/17/2021		(11,775)	(11,779)
	0.950	07/30/2020	02/01/2021		(7,402)	(7,415)
	1.324	09/25/2020	03/26/2021		(29,449)	(29,456)
	1.499	08/04/2020	11/05/2020		(4,415)	(4,426)
	2.043	05/11/2020	11/12/2020		(13,059)	(13,098)
	2.049	05/08/2020	11/03/2020		(5,945)	(5,964)
	2.053	05/20/2020	11/20/2020		(2,812)	(2,819)
TDM	0.380	08/27/2020	TBD(3)		(200)	(200)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

0.380	09/09/2020	TBD(3)	(6,901)	(6,903)
UBS	0.000	09/14/2020	10/14/2020	EUR	(2,330)	(2,732)
0.100	09/11/2020	10/12/2020	(2,047)	(2,401)
0.450	09/08/2020	12/07/2020	$(844)	(845)
0.500	07/28/2020	TBD(3)	(23,184)	(23,205)
0.550	09/24/2020	10/30/2020	GBP	(8,646)	(11,157)
0.650	08/28/2020	TBD(3)	$(801)	(801)
0.650	09/14/2020	TBD(3)	(5,040)	(5,041)
0.650	09/18/2020	TBD(3)	(2,042)	(2,043)
0.700	09/11/2020	10/12/2020	GBP	(1,850)	(2,388)
0.700	09/15/2020	10/15/2020	$(5,412)	(5,413)
0.700	09/25/2020	10/27/2020	(2,788)	(2,788)
0.700	09/30/2020	10/26/2020	(13,312)	(13,312)
0.800	08/31/2020	11/30/2020	(578)	(578)
0.800	09/09/2020	12/08/2020	(6,408)	(6,411)
0.900	08/03/2020	11/03/2020	(10,322)	(10,337)
0.900	09/30/2020	10/13/2020	(940)	(940)
1.000	07/17/2020	10/15/2020	(989)	(991)
1.250	07/17/2020	10/15/2020	(222)	(223)
1.510	09/15/2020	12/15/2020	GBP	(1,887)	(2,436)
1.539	08/07/2020	02/03/2021	$(4,718)	(4,729)
1.606	08/05/2020	02/05/2021	(493)	(494)
1.615	07/31/2020	02/01/2021	(3,989)	(4,000)
1.625	07/24/2020	01/20/2021	(3,880)	(3,892)
1.916	07/13/2020	10/13/2020	(8,888)	(8,926)
2.766	07/13/2020	10/13/2020	(3,965)	(3,989)
Total Reverse Repurchase Agreements	$(1,367,477)
(o)	Securities with an aggregate market value of $1,662,321 and cash of $6,490 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(1,137,185) at a weighted average interest rate of 1.275%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond December Futures	12/2020	2	$(353)	$3	$2	$0
Total Futures Contracts	$3	$2	$0
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	14.785%	$1,100	$(2)	$(266)	$(268)	$4	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	14.848	600	0	(158)	(158)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	5.037	EUR	6,200	(1,152)	(37)	(1,189)	0	(29)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	5.156	8,100	(1,694)	(38)	(1,732)	0	(35)
$(2,848)	$(499)	$(3,347)	$5	$(64)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	Semi-Annual	06/21/2027	$11,500	$(834)	$1,657	$823	$0	$(20)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	2,500	40	333	373	0	(5)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	58,100	(3,466)	11,304	7,838	0	(118)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	59,000	4,765	7,733	12,498	0	(139)
Pay(5)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	53,800	1,769	(444)	1,325	0	(157)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	1.150	Semi-Annual	09/20/2050	24,300	55	(120)	(65)	327	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,400	81	(132)	(51)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	900	(1)	(41)	(42)	0	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	4,400	244	(672)	(428)	3	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	13,500	(99)	(2,453)	(2,552)	12	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	14,990	156	(862)	(706)	31	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	13,700	288	(1,250)	(962)	78	0
$2,998	$15,053	$18,051	$451	$(439)
Total Swap Agreements	$150	$14,554	$14,704	$456	$(503)
(q)

Securities with an aggregate market value of $2,716 and cash of $23,605 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	10/2020	EUR	20,835	$24,773	$345	$0
10/2020	GBP	2,092	2,781	81	0
10/2020	$1,448	GBP	1,078	0	(57)
BPS	10/2020	RUB	7,914	$111	9	0
10/2020	$932	CLP	716,888	0	(19)
11/2020	EUR	91,546	$107,422	18	0
BRC	10/2020	79,011	94,556	1,919	0
10/2020	$13,310	EUR	11,215	0	(161)
CBK	10/2020	GBP	63,068	$83,356	1,976	0
10/2020	RUB	29,893	416	31	0
10/2020	$77	PEN	270	0	(2)
11/2020	MXN	5,192	$228	0	(5)
GLM	10/2020	EUR	1,161	1,378	17	0
10/2020	RUB	5,570	77	6	0
11/2020	GBP	58,324	74,832	0	(439)
03/2021	DOP	297,111	4,996	35	0
MYI	10/2020	BRL	1,513	270	0	0
10/2020	EUR	1,754	2,063	7	0
10/2020	$268	BRL	1,513	1	0
10/2020	7,413	GBP	5,758	17	0
Total Forward Foreign Currency Contracts	$4,462	$(683)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)
Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Citigroup Commercial Mortgage Trust 5.482% due 10/15/2049	(0.500)%	Monthly	10/15/2049	$6,501	$390	$(72)	$318	$0
GMAC Commercial Mortgage Securities, Inc. 5.349% due 11/10/2045	(0.125)	Monthly	11/10/2045	566	170	(156)	14	0
Morgan Stanley Capital Trust 5.545% due 11/14/2042	(0.240)	Monthly	11/14/2042	7,500	1,350	183	1,533	0
$1,910	$(45)	$1,865	$0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Ukraine Government International Bond	5.000%	Quarterly	12/20/2022	5.357%	$3,100	$190	$(209)	$0	$(19)
GST	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	2.986	340	(19)	8	0	(11)
$171	$(201)	$0	$(30)
Total Swap Agreements	$2,081	$(246)	$1,865	$(30)
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$174,252	$188,431	$362,683
Corporate Bonds & Notes
Banking & Finance	0	249,170	0	249,170
Industrials	0	448,956	0	448,956
Utilities	0	103,676	0	103,676
Convertible Bonds & Notes
Banking & Finance	0	2,884	0	2,884
Industrials	0	9,621	0	9,621
Utilities	0	2	0	2
Municipal Bonds & Notes
Illinois	0	16	0	16
Texas	0	121	0	121
West Virginia	0	135	0	135
U.S. Government Agencies	0	39,602	0	39,602
Non-Agency Mortgage-Backed Securities	0	622,614	108,765	731,379
Asset-Backed Securities	0	486,902	135,162	622,064
Sovereign Issues	0	43,825	0	43,825
Common Stocks
Communication Services	1,054	0	4	1,058
Financials	0	0	15,360	15,360
Industrials	2,382	0	11,534	13,916
Utilities	0	0	9,292	9,292
Warrants
Communication Services	0	0	1,870	1,870
Information Technology	0	0	18,636	18,636
Preferred Securities
Banking & Finance	0	64,313	0	64,313
Industrials	0	239	828	1,067
Utilities	0	0	13,094	13,094
Real Estate Investment Trusts
Real Estate	5,733	0	0	5,733
Asset-Backed Securities	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	154,788	0	154,788
Short-Term Notes	0	421	0	421
Argentina Treasury Bills	0	801	0	801
U.S. Treasury Bills	0	3,723	0	3,723
Total Investments	$9,169	$2,406,061	$502,976	$2,918,206
Short Sales, at Value - Liabilities
Asset-Backed Securities	$0	$0	$0	$0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				2			456	0	458
Over the counter				0			6,327	0	6,327
				$2			$6,783	$0	$6,785
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0			(503)	0	(503)
Over the counter				0			(713)	0	(713)
				$0			$(1,216)	$0	$(1,216)
Total Financial Derivative Instruments				$2			$5,567	$0	$5,569
Totals				$9,171			$2,411,628	$502,976	$2,923,775

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2020:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2020(1)
Investments in Securities, at Value
Loan Participations and Assignments	$245,448	$14,605	$(47,905)	$486	$(22,294)	$22,056	$4,720	$(28,685)	$188,431	$4,110
Non-Agency Mortgage-Backed Securities	101,175	10,335	(259)	2	8	3,219	0	(5,715)	108,765	3,218
Asset-Backed Securities	133,788	4,712	(9,180)	(16)	(1,113)	4,445	2,526	0	135,162	3,225
Common Stocks
Communication Services	4	0	0	0	0	0	0	0	4	0
Financials	0	15,360	0	0	0	0	0	0	15,360	0
Industrials	4,150	5,828	0	0	0	5,228	0	(3,672)	11,534	5,228
Real Estate	4,822	0	0	0	0	0	0	(4,822)	0	0
Utilities	8,814	0	0	0	0	478	0	0	9,292	478
Warrants
Communication Services	0	0	0	0	0	(326)	2,196	0	1,870	(326)
Information Technology	0	11,530	0	0	0	7,106	0	0	18,636	7,106
Preferred Securities
Industrials	725	25	0	0	0	78	0	0	828	78
Utilities	0	13,092	0	0	0	2	0	0	13,094	2
Totals	$498,926	$75,487	$(57,344)	$472	$(23,399)	$42,286	$9,442	$(42,894)	$502,976	$23,119
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$166,140	Discounted Cash Flow			Discount Rate			4.221 - 15.000	6.223
		6,129	Other Valuation Techniques(2)			—			—	—
		35	Proxy Pricing			Base Price			100.000	—
		16,127	Third Party Vendor			Broker Quote			80.000 - 99.250	81.158
Non-Agency Mortgage-Backed Securities		52,260	Discounted Cash Flow			Discount Rate			4.476	—
		46,401	Proxy Pricing			Base Price			6,261.000 - 16,860.000	13,326.914
		10,104	Reference Instrument			Volatility			30.000	—
Asset-Backed Securities		54,342	Discounted Cash Flow			Discount Rate			2.460 - 22.430	6.045
		3,628	Other Valuation Techniques(2)			—			—	—
		77,192	Proxy Pricing			Base Price			72.500 - 53,708.770	19,040.134
Common Stocks
Communication Services		4	Other Valuation Techniques(2)			—			—	—
Financials		15,360	Fundamental Valuation			Company Equity Value			$635,000,000.000	—
Industrials		478	Other Valuation Techniques(2)			—			—	—
		11,056	Recent Transaction			Purchase Price			62.050	—
Utilities		9,292	Indicative Market Quotation			Broker Quote			$34.000	—
Warrants
Communication Services		1,870	Other Valuation Techniques(2)			—			—	—
Information Technology		18,636	Discounted Cash Flow			Yield			13.640	—
Preferred Securities
Industrials		828	Fundamental Valuation			Company Equity Value			$627,426,093.000	—
Utilities		13,094	Recent Transaction			Purchase Price			$27.048	—
Total		$502,976

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2020 (Unaudited)

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation as of the period end of the Subsidiaries.

Subsidiary	Date of Incorporation	Subscription Agreement	Subsidiary % of Consolidated Portfolio Net Assets
PFLEXLS I LLC	12/01/2017	01/092018	1.2%
CLM 13468 LLC	03/29/2018	04/30/2018	0.0
MLM 13648 LLC	04/03/2018	04/30/2018	2.4

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Fund’s Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in

Notes to Financial Statements (Cont.)

markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider

Notes to Financial Statements (Cont.)

tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MSB	Morgan Stanley Bank, N.A
BOS	BofA Securities, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MZF	Mizuho Securities USA LLC
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	NOM	Nomura Securities International Inc.
BYR	The Bank of Nova Scotia - Toronto	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CEW	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CSG	Credit Suisse AG Cayman	MEI	Merrill Lynch International	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CLP	Chilean Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
DOP	Dominican Peso

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR01M	1 Month USD-LIBOR	PRIME	Daily US Prime Rate
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding